Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2023*	2024*	2025*

	(In US$ thousands)
Cost of revenues	$8,933	$5,954	$3,502
Sales and marketing	16,528	13,041	7,901
Product development	51,441	33,403	18,537
General and administrative	24,229	17,316	12,127
	$101,131	$69,714	$42,067
*

Excluded non-cash stock-based compensation of US$8.1 million, US$6.8 million and US$5.0 million to SINA employees charged through Amount due from SINA for the years ended 2023, 2024 and 2025, respectively.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2022	3,563
Addition	10,000
Granted*	(3,971)
Cancelled/expired/forfeited	351
December 31, 2023	9,943
Addition	—
Granted*	(157)
Cancelled/expired/forfeited	1,882
December 31, 2024	11,668
Addition	—
Granted*	(2,619)
Cancelled/expired/forfeited	1,876
December 31, 2025	10,925

*For the years ended December 31, 2023, 2024 and 2025, 1.8 million, 0.1 million and 0.2 million restricted share units were granted, respectively. Options of 2.2 million, 0.1 million and 2.5 million were granted during the years ended 2023, 2024 and 2025, respectively.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2022	3,019	$22.51	6.0	$—
Granted	2,187	$3.87
Exercised	—	$—
Cancelled/expired/forfeited	(98)	$22.07
December 31, 2023	5,108	$14.54	5.7	$15,390
Granted	88	$2.38
Exercised	(122)	$3.87
Cancelled/expired/forfeited	(144)	$13.81
December 31, 2024	4,930	$14.61	4.7	$11,887
Granted	2,469	$2.80
Exercised	(213)	$3.84
Cancelled/expired/forfeited	(219)	$16.94
December 31, 2025	6,967	$10.68	4.7	$29,733

Vested and expected to vest as of December 31, 2024	4,673	$14.80	4.7	$11,031
Exercisable as of December 31, 2024	2,319	$19.69	4.2	$2,309

Vested and expected to vest as of December 31, 2025	6,666	$10.92	4.6	$27,862
Exercisable as of December 31, 2025	3,132	$18.20	3.4	$4,597

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2024
US$ 32.68	316	$32.68	316	$32.68	2.6
US$ 21.15	2,545	$21.15	1,597	$21.15	4.2
US$ 0.01-US$ 3.87	2,069	$3.81	406	$3.87	5.6
	4,930	$14.61	2,319	$19.69	4.7
As of December 31, 2025
US$ 32.68	279	$32.68	279	$32.68	1.6
US$ 21.15	2,441	$21.15	2,134	$21.15	3.2
US$ 0.01-US$ 3.87	4,247	$3.22	719	$3.83	5.7
	6,967	$10.68	3,132	$18.20	4.7

Schedule of fair value of the options granted

	For the years ended December 31,
	2023	2024	2025
Fair value of ordinary shares (US$)	11.51-13.1	7.03	4.85-5.67
Expected volatility range	54.77%-55.77%	55.25%	52.78%-53.77%
Risk-free interest rate (per annum)	4.42%-4.82%	3.90%	3.69%-4.07%
Expected dividend yield	—	—	7.53%-7.97%
Expected term (in years)	4.66	4.66	4.66

Performance-Based Restricted Share Units with Market Condition
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2022	1,640	$8.43
Awarded	1,640	$9.66
Vested	—	$—
Cancelled	—	$—
December 31, 2023	3,280	$9.04
Awarded	—	$—
Vested	—	$—
Cancelled	(1,640)	$8.43
December 31, 2024	1,640	$9.66
Awarded	—	$—
Vested	—	$—
Cancelled	(1,640)	$9.66
December 31, 2025	—	$—

Service Based Restricted Stock Units RSU
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2022	5,110	$43.71
Awarded	144	$17.27
Vested	(2,191)	$43.04
Cancelled	(253)	$38.66
December 31, 2023	2,810	$43.37
Awarded	69	$8.06
Vested	(1,539)	$42.96
Cancelled	(98)	$42.21
December 31, 2024	1,242	$41.99
Awarded	150	$11.21
Vested	(1,065)	$44.63
Cancelled	(17)	$36.75
December 31, 2025	310	$18.37